Share-Based Payments - Board LTIP 20201- Additional information (Details) - Board LTIP 2021	12 Months Ended
Dec. 31, 2021 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Accumulated number of outstanding	31,371
Vesting period	3 years
Vesting ratio per period	0.33
Milestone 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share price increases as the condition for share awards to be earned	60.00%
Percentage of the share awards earned based on the price increase condition	100.00%
Milestone 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share price increases as the condition for share awards to be earned	20.00%
Percentage of the share awards earned based on the price increase condition	33.00%
Milestone 3 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share price increases as the condition for share awards to be earned	20.00%
Milestone 3 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share price increases as the condition for share awards to be earned	60.00%
Scenario four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share price increases as the condition for share awards to be earned	20.00%
Percentage of the share awards earned based on the price increase condition	0.00%